Employee Compensation, Savings, Pension and Other Post-Employment Benefit Plans - Fair Value Hierarchy of Plan Assets (Details) - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets		$ 466	$ 477
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets		101	124
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets		365	353
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets		0	0
Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets		6	2
Cash and cash equivalents | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets		4	1
Cash and cash equivalents | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets		2	1
Cash and cash equivalents | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets		0	0
Equity securities | U.S. companies
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	[1]	147	157
Equity securities | Non-U.S. companies
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	[2]	16	10
Equity securities | International
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	[3]	66	62
Equity securities | Level 1 | U.S. companies
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	[1]	18	32
Equity securities | Level 1 | Non-U.S. companies
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	[2]	1	0
Equity securities | Level 1 | International
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	[3]	8	8
Equity securities | Level 2 | U.S. companies
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	[1]	129	125
Equity securities | Level 2 | Non-U.S. companies
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	[2]	15	10
Equity securities | Level 2 | International
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	[3]	58	54
Equity securities | Level 3 | U.S. companies
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	[1]	0	0
Equity securities | Level 3 | Non-U.S. companies
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	[2]	0	0
Equity securities | Level 3 | International
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	[3]	0	0
Fixed Income Funds
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	[4]	231	235
Fixed Income Funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	[4]	70	83
Fixed Income Funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	[4]	161	152
Fixed Income Funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	[4]	0	0
Trust asset receivable
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	[5]	0	11
Trust asset receivable | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	[5]	0	0
Trust asset receivable | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	[5]	0	11
Trust asset receivable | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	[5]	$ 0	$ 0

[1]	This category comprises a domestic common collective trust not actively managed that tracks the Dow Jones total U.S. stock market.
[2]	This category comprises a common collective trust not actively managed that tracks the MSCI All Country World Ex-U.S. Index.
[3]	This category comprises actively managed common collective trusts that hold U.S. and foreign equities. These trusts track the MSCI World Index.
[4]	This category includes a mutual fund and a trust that invest primarily in investment grade corporate bonds.
[5]	Relates to the pension and other post-employment plans transferred to Dynegy as a result of the Acquisitions.